Plant and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Plant and Equipment
	Computer equipment	Furniture and fittings	Office equipment	Leasehold improvement	Total
	$	$	$	$	$
Cost
At December 31,2020 (Audited)	776	1,256	1,219	-	3,251
Additions during the year	-	-	-	-	-
Disposals during the year	-	-	-	-	-
Effects of currency translation	9	14	14	-	37
At June 30, 2021 (Unaudited)	785	1,270	1,233	-	3,288

Accumulated depreciation
At December 31,2020 (Audited)	227	754	1,034	-	2,015
Depreciation during the year	-	158	114		272
Disposals during the year	-	-	-	-	-
Effects of currency translation	9	9	19		37
At June 30, 2021 (Unaudited)	236	921	1,167	-	2,324
Net book value
At December 31, 2020 (Audited)	549	502	185	-	1,236
At June 30, 2021 (Unaudited)	549	349	66	-	964

	Computer equipment	Furniture and fittings	Office equipment	Leasehold improvement	Total
	$	$	$	$	$
Cost
At January 1 and December 31,2018	-	-	-	-	-
Additions arising from business combinations	-	660	1,157	616,734	618,551
Additions during the year	368	-	-	3,832	4,200
Effects of currency translation	-	(9)	(15)	(8,059)	(8,083)
At December 31, 2019	368	651	1,142	612,507	614,668

Accumulated depreciation
At January 1 and December 31,2018	-	-	-	-	-
Additions arising from business combinations	-	270	403	178,022	178,695
Depreciation during the year	-	109	193	71,434	71,736
Effects of currency translation	-	(5)	(8)	(3,234)	(3,247)
At December 31, 2019	-	374	588	246,222	247,184

Net book value
At December 31, 2018	-	-	-	-	-
At December 31, 2019	368	277	554	366,285	367,484